Guarantee Deposits - Summary of Guarantee Deposits (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of guarantee deposits [line items]
Guarantee Deposits	$ 349.7	$ 393.9
Current portion	339.9	0.1
Non-current	9.8	393.8	$ 511.4
Sales financing guarantees [member]
Disclosure of guarantee deposits [line items]
Guarantee Deposits	314.4	321.4
Sales structure guarantees [member]
Disclosure of guarantee deposits [line items]
Guarantee Deposits	25.3	60.8
Other guarantees [member]
Disclosure of guarantee deposits [line items]
Guarantee Deposits	$ 10.0	$ 11.7